                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


--------------------------------------------------------------------------------
1.  Name and address of issuer:

    PIMCO Funds: Multi-Manager Series, 840 Newport
    Center Drive, Newport Beach, CA 92660
--------------------------------------------------------------------------------
2.  Name of each series or class of funds for which this notice is filed:

    PIMCO Equity Income Fund, PIMCO Value Fund, PIMCO Small Cap Value Fund, PIMCO Capital Appreciation Fund, PIMCO Mid Cap Growth Fund, PIMCO Micro Cap Growth Fund, PIMCO Small Cap Growth Fund, PIMCO Core Equity Fund, PIMCO Mid Cap Equity Fund, PIMCO Enhanced Equity Fund, PIMCO Emerging Markets Fund, PIMCO International Developed Fund, PIMCO Balanced Fund, PIMCO Renaissance Fund, PIMCO Growth Fund, PIMCO Target Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO International Fund, PIMCO Precious Metals Fund, PIMCO Tax Exempt Fund

--------------------------------------------------------------------------------
3.  Investment Company Act File Number:     811-6161

    Securities Act File Number:    33-36528
--------------------------------------------------------------------------------
4.  Last day of fiscal year for which this notice is filed: June 30, 1997*

    * The fiscal year end for the PIMCO Equity Income Fund, PIMCO Growth Fund, PIMCO Target Fund, PIMCO Opportunity Fund, PIMCO Innovation Fund, PIMCO International Fund, PIMCO Precious Metals Fund and PIMCO Tax Exempt Fund changed from September 30 to June 30 since the last Rule 24f-2 Notice was filed on behalf of the predecessors of these Funds on November 27, 1996 (each predecessor was a series of PIMCO Advisors Funds (File Nos. 2-87203, 811-3881) and each predecessor reorganized as a series of the issuer on January 17, 1997).

--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                            [_]
--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                                            N/A
--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                            None
--------------------------------------------------------------------------------
8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                            None
--------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:
    /(1)-(See page 3)/

    Number:  225,110,016                 Aggregate Sale Price:  $3,914,848,844

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: /(1)-(See page 3)/

      Number:  225,110,016              Aggregate Sale Price:  $3,914,848,844

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):/(1)-(See page 3)/

     Number:  11,398,364                Aggregate Sale Price:  $169,533,252

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):                 $  3,914,848,844/(1)/
                                                      ----------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):       +    169,533,252/(1)/
                                                      ----------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                           -  3,486,718,494/(1),(2)/
                                                      ----------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):                +              0
                                                      ----------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):                          597,663,602
                                                      ----------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                          x         1/3300
                                                      ----------------
     (vii) Fee due [line (i) or line (v)
           multiplied by line (vi)]:                  $        181,110
                                                      ================

(1) In accordance with Rule 24f-2(b)(3)(ii), the amounts listed under Items 9, 10, 11, 12(i), 12(ii) and 12(iii) include, where applicable, the shares and aggregate price of shares sold, issued in connection with dividend reinvestment plans, redeemed and repurchased by the Equity Income, Growth, Innovation, International, Opportunity, Precious Metals, Target and Tax Exempt series of PIMCO Advisors Funds (File Nos. 2-87203, 811-3881) during the period October 1, 1996 to January 17, 1997, on which date such series sold substantially all of their assets and liabilities to, respectively, the issuer's Renaissance, Growth, Innovation, International, Opportunity, Precious Metals, Target and Tax Exempt Funds (the "Successor Funds"). Prior to January 17, 1997, the Successor Funds had no assets or liabilities, other than nominal assets or liabilities, and no operating histories.

(2) In reliance on the position taken by the staff in its February 6, 1995 no-action letter regarding Kemper Total Return Fund, et al., the amount listed under Item 12(iii) includes $84,410,648 of redemptions and repurchases of the Value Fund series of PIMCO Advisors Funds (File Nos. 2-87203, 811-3881) during the period October 1, 1996 through January 17, 1997, on which date the issuer's PIMCO Value Fund (formerly, PIMCO NFJ Diversified Low P/E
     Fund) acquired substantially all of the assets and liabilities of the PAF Value Fund pursuant to a Registration Statement on Form N-14 (File No. 333-12869). Item 12(iii) does not include redemptions and repurchases of the Discovery Fund series of PIMCO Advisors Funds, substantially all of the assets and liabilities of which were acquired by the issuer's PIMCO Mid Cap Growth Fund (formerly, PIMCO Cadence Mid Cap Growth Fund) on January 17, 1997 pursuant to the above-referenced Registration Statement.

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CRF 202.3a).
                                                                          [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                August 26, 1997

--------------------------------------------------------------------------------

                                  SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ John P. Hardaway, Treasurer
                              --------------------------------------------------

                                John P. Hardaway, Treasurer
                              --------------------------------------------------

     Date:  August 28, 1997

 *Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------